THE CASH MANAGEMENT TRUST OF AMERICA
333 South Hope Street
Los Angeles, California 90071
Telephone  (213) 486-9200


May 17, 2002

Document Control
Division of Investment Management
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20001

RE: THE CASH MANAGEMENT TRUST OF AMERICA
    FILE NOS. 2-47940 AND 811-2380

Dear Sir or Madam:

Pursuant to Reg.230.497(j) under the Securities Act of 1933 (the "Act"), I hereby certify that no changes have been made to the form of prospectus and Statement of Additional Information since the electronic filing on May 13, 2002 of the Registrant's Post-Effective Amendment No. 48 under the Act and Amendment No. 42 under the Investment Company Act of 1940.

Sincerely,
Julie F. Williams
Attachment

cc: Linda Stirling